Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of property and equipment, net

	As of
	December 31,	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Computer and transmission equipment	22,569,837	25,295,660	3,562,819
Furniture and office equipment	2,820,000	543,160	76,502
Leasehold improvements	23,707,764	24,306,234	3,423,461
Motor vehicles	816,103	816,103	114,946
Total property and equipment	49,913,704	50,961,157	7,177,728
Accumulated depreciation	(44,052,344)	(42,318,765)	(5,960,473)
Property and equipment, net	5,861,360	8,642,392	1,217,255